SEGMENT INFORMATION - Schedule of Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 2,415,689	$ 2,095,939	$ 1,780,243
North America
Disclosure of geographical areas [line items]
Revenue	1,347,998	1,245,972	1,135,148
United States of America
Disclosure of geographical areas [line items]
Revenue	1,304,783	1,210,981	1,095,895
Canada
Disclosure of geographical areas [line items]
Revenue	41,073	32,735	38,895
Puerto Rico
Disclosure of geographical areas [line items]
Revenue	2,142	2,256	358
Europe
Disclosure of geographical areas [line items]
Revenue	419,073	310,114	181,918
Spain
Disclosure of geographical areas [line items]
Revenue	168,244	148,465	86,410
United Kingdom
Disclosure of geographical areas [line items]
Revenue	87,596	55,746	45,017
France
Disclosure of geographical areas [line items]
Revenue	40,584	25,854	6,593
Switzerland
Disclosure of geographical areas [line items]
Revenue	37,522	16,932	8,859
Italy
Disclosure of geographical areas [line items]
Revenue	29,261	28,384	9,320
Germany
Disclosure of geographical areas [line items]
Revenue	13,433	6,613	5,840
Ireland
Disclosure of geographical areas [line items]
Revenue	11,975	3,688	1,104
Netherlands
Disclosure of geographical areas [line items]
Revenue	7,366	5,666	4,975
Romania
Disclosure of geographical areas [line items]
Revenue	6,026	2,350	0
Sweden
Disclosure of geographical areas [line items]
Revenue	4,751	3,506	897
Austria
Disclosure of geographical areas [line items]
Revenue	3,846	2,250	131
Malta
Disclosure of geographical areas [line items]
Revenue	2,331	1,887	899
Belgium
Disclosure of geographical areas [line items]
Revenue	1,990	5,245	5,577
Luxembourg
Disclosure of geographical areas [line items]
Revenue	900	1,790	3,676
Denmark
Disclosure of geographical areas [line items]
Revenue	102	668	2,246
Other
Disclosure of geographical areas [line items]
Revenue	3,146	1,070	374
New Markets
Disclosure of geographical areas [line items]
Revenue	117,309	76,630	54,826
Saudi Arabia
Disclosure of geographical areas [line items]
Revenue	45,958	12,731	4,187
India
Disclosure of geographical areas [line items]
Revenue	25,366	20,060	21,191
Japan
Disclosure of geographical areas [line items]
Revenue	21,032	18,031	11,739
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	8,170	1,051	8,938
Australia
Disclosure of geographical areas [line items]
Revenue	8,119	11,566	3,010
South Africa
Disclosure of geographical areas [line items]
Revenue	2,775	56	595
Hong Kong
Disclosure of geographical areas [line items]
Revenue	2,358	9,261	1,350
Singapore
Disclosure of geographical areas [line items]
Revenue	1,814	2,696	2,600
Others
Disclosure of geographical areas [line items]
Revenue	1,717	1,178	1,216
Latin America
Disclosure of geographical areas [line items]
Revenue	531,309	463,223	408,351
Argentina
Disclosure of geographical areas [line items]
Revenue	150,431	137,207	120,578
Brazil
Disclosure of geographical areas [line items]
Revenue	112,489	58,061	31,060
Mexico
Disclosure of geographical areas [line items]
Revenue	93,752	96,075	75,442
Chile
Disclosure of geographical areas [line items]
Revenue	91,318	97,049	115,494
Peru
Disclosure of geographical areas [line items]
Revenue	26,932	27,091	25,131
Colombia
Disclosure of geographical areas [line items]
Revenue	20,581	25,122	19,206
Costa Rica
Disclosure of geographical areas [line items]
Revenue	8,759	1,367	1,060
Uruguay
Disclosure of geographical areas [line items]
Revenue	8,432	3,774	2,993
Paraguay
Disclosure of geographical areas [line items]
Revenue	4,735	988	3,088
Ecuador
Disclosure of geographical areas [line items]
Revenue	4,286	2,572	5,175
Dominican Republic
Disclosure of geographical areas [line items]
Revenue	3,645	7,068	5,706
Panama
Disclosure of geographical areas [line items]
Revenue	3,306	5,609	2,698
Others
Disclosure of geographical areas [line items]
Revenue	$ 2,643	$ 1,240	$ 720